Trade, other payables and financial liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other payables [abstract]
Summary of Trade, Other Payables and Financial Liabilities

	2024	2023
Accounts payable	$229,104	$182,303
Accounts payable to related parties	1,624	1,228
	230,728	183,531
Others financial liabilities -
Other	1,270	1,403
	1,270	1,403
	$231,998	$184,934